Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15.  Related Party Transactions

Service Agreements

The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Compensation	$259	$244	$110
Commissions	992	561	511
Volume-related costs	225	177	279
Professional services	20	16	0
Rent	26	26	0
Other	331	300	200
Total other expenses	$1,853	$1,324	$1,100

Revenues received from affiliates related to these agreements were recorded as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Universal life and investment-type product policy fees	$145	$114	$85
Other revenues	$136	$101	$71

The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.